Commitments and contingencies - Letters fo credit - Additional information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 171,800,000	$ 155,900,000
Letters Of Credit Regional Governments And Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 1,420,000	$ 1,291,000